Shareholder Fees {- Fidelity® Conservative Income Bond Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity Conservative Income Bond Fund Institutional PRO-08 | Fidelity® Conservative Income Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none